Loans and Allowance for Loan Losses - Categories of Impaired Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Categories of impaired loans
Non-accrual and non-performing TDRs	$ 4,860	$ 5,414
Performing TDRs	2,535	3,064
Total impaired loans	$ 7,395	$ 8,478